Exhibit 99.2

Ford Credit Auto Lease Trust 2016-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of December 31, 2016

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of December 31, 2016, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of December 31, 2016, leases with a total base residual value of $14,318,906.82 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in January 2017. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of December 31, 2016
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2016-	December	$886,263,847.42
2017-	January	$855,987,470.50	$15,886,139.62	6.62%	$19,301,081.72	2.69%
	February	$835,957,938.87	$15,707,619.96	6.54%	$9,142,825.16	1.27%
	March	$811,897,945.38	$15,471,805.67	6.44%	$13,296,292.85	1.85%
	April	$785,378,735.62	$15,165,780.34	6.32%	$15,926,089.60	2.22%
	May	$756,098,245.66	$14,802,049.68	6.17%	$18,901,807.72	2.64%
	June	$726,541,684.57	$14,417,343.02	6.01%	$19,397,650.12	2.71%
	July	$693,511,289.44	$13,949,425.21	5.81%	$23,172,822.24	3.23%
	August	$662,785,785.48	$13,506,412.22	5.63%	$21,124,980.30	2.95%
	September	$626,978,808.28	$12,939,899.90	5.39%	$26,599,634.00	3.71%
	October	$594,270,301.94	$12,392,181.82	5.16%	$23,847,218.27	3.33%
	November	$559,747,745.52	$11,782,961.57	4.91%	$26,086,167.95	3.64%
	December	$525,778,814.35	$11,188,568.60	4.66%	$25,932,247.12	3.62%
2018-	January	$497,549,720.88	$10,672,176.44	4.45%	$20,517,419.00	2.86%
	February	$459,831,420.69	$9,926,782.64	4.13%	$30,593,124.75	4.27%
	March	$414,783,085.60	$9,007,967.58	3.75%	$38,629,618.65	5.39%
	April	$369,019,214.02	$8,058,524.53	3.36%	$40,040,816.87	5.58%
	May	$320,208,744.90	$7,031,662.90	2.93%	$43,856,580.33	6.12%
	June	$270,815,711.53	$5,971,365.03	2.49%	$45,224,561.85	6.31%
	July	$246,431,600.56	$5,509,307.98	2.29%	$20,399,515.25	2.84%
	August	$214,565,344.93	$4,865,416.24	2.03%	$28,388,165.90	3.96%
	September	$174,444,622.86	$4,025,317.27	1.68%	$37,303,301.20	5.20%
	October	$129,266,677.82	$3,035,345.25	1.26%	$43,124,729.15	6.01%
	November	$84,434,369.92	$2,031,579.41	0.85%	$43,528,465.10	6.07%
	December	$44,827,678.58	$1,141,335.16	0.48%	$38,940,802.30	5.43%
2019-	January	$37,763,736.09	$977,628.54	0.41%	$6,338,732.75	0.88%
	February	$17,859,357.63	$470,155.92	0.20%	$19,646,888.67	2.74%
	March	$1,224,660.63	$37,090.58	0.02%	$16,698,202.50	2.33%
	April	$829,496.29	$26,613.06	0.01%	$375,523.75	0.05%
	May	$716,000.37	$23,877.01	0.01%	$94,366.10	0.01%
	June	$614,737.00	$21,239.21	0.01%	$84,130.30	0.01%
	July	$449,877.37	$15,245.93	0.01%	$153,140.35	0.02%
	August	$316,691.06	$10,909.51	0.00%	$124,837.80	0.02%
	September	$210,066.71	$7,099.35	0.00%	$101,335.60	0.01%
	October	$157,657.86	$5,256.07	0.00%	$48,342.00	0.01%
	November	$65,727.25	$2,435.13	0.00%	$90,389.60	0.01%
	December	0.00	0.00	0.00%	$66,104.00	0.01%

Total			$240,084,518.35	100.00%	$717,097,910.82	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$957,182,429.17

Ford Credit Auto Lease Trust 2016-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
Oct-16	Car	251	78.93%	$(1,816)	(6.02)%	(12.35)%
	CUV	363	72.31%	$(128)	(0.37)%	(0.74)%
	SUV	5	55.56%	$5,392	8.21%	17.28%
	Truck	67	57.26%	$2,115	4.61%	8.41%
	Total/Average	686	72.52%	$(486)	(1.43)%	(2.82)%

Nov-16	Car	285	79.39%	$(1,448)	(4.73)%	(9.93)%
	CUV	349	71.66%	$391	1.10%	2.21%
	SUV	3	50.00%	$3,385	5.17%	11.58%
	Truck	85	59.86%	$1,734	3.86%	7.00%
	Total/Average	722	72.64%	$(164)	(0.47)%	(0.95)%

Dec-16	Car	253	78.09%	$(1,843)	(5.96)%	(12.23)%
	CUV	329	73.60%	$457	1.30%	2.62%
	SUV	2	40.00%	$5,139	8.12%	16.40%
	Truck	55	48.67%	$1,390	2.96%	5.31%
	Total/Average	639	71.88%	$(358)	(1.03)%	(2.07)%